Document and Entity Information	Oct. 31, 2019
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2019
Registrant Name	Aberdeen Funds
Entity Central Index Key	0001413594
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 05, 2019
Document Effective Date	Nov. 05, 2019
Prospectus Date	Feb. 28, 2019